Segment reporting (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Net revenues:
Revenues		¥ 5,816,832	$ 894,031	¥ 6,277,183	¥ 7,342,959
Operating income/(loss):
Operating Expenses		1,327,773	204,075	1,620,031	1,965,880
Operating Income (Loss)		(38,225)	(5,875)	132,255	151,410
Income/(loss) before tax		(13,200)	$ (2,029)	181,786	206,244
Operating Segments [Member]
Operating income/(loss):
Operating Income (Loss)		(38,225)		132,255	151,410
Total other income		25,025		49,531	54,834
Operating Segments [Member] | E Commerce [Member]
Net revenues:
Revenues		5,768,243		6,277,183	7,342,959
Operating income/(loss):
Operating Expenses		95,012		132,255	151,410
Operating Segments [Member] | New Business [Member]
Net revenues:
Revenues		73,732		0	0
Operating income/(loss):
Operating Expenses		(133,237)		0	0
Operating Segments [Member] | Inter Segment [Member]
Net revenues:
Revenues	[1]	(25,143)		0	0
Operating income/(loss):
Operating Expenses	[1]	¥ 0		¥ 0	¥ 0

[1]	The inter-segment eliminations mainly consist of revenues related to research and development services and warehouse services provided by E-commerce to New-business.